Share-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020
Compensation Related Costs [Abstract]
Number of shares, Outstanding at the beginning		33,600,000
Number of shares, Granted	33,600,000
Number of shares, Exercised
Number of shares, Forfeited
Number of shares, Canceled
Number of shares, Outstanding at the ending	33,600,000	33,600,000
Number of shares, Exercisable at the ending		12,600,000
Weighted Average Exercise Price, Outstanding at the beginning		$ 0.01
Weighted Average Exercise Price, Granted	0.01
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Outstanding at the ending	$ 0.01	0.01
Weighted Average Exercise Price, Exercisable at the ending
Remaining Contractual Term in Years, Outstanding at the beginning	0 years	9 years 3 months 11 days
Remaining Contractual Term in Years, Outstanding at the ending	9 years 3 months 11 days	9 years 3 months 11 days
Remaining Contractual Term in Years, Exercisable at the ending		0 years